Vista Outdoor Inc. - 10-K Operating Segment Information	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Operating Segment Information	Operating Segment Information
We are currently organized into four operating and reportable segments. During the third fiscal quarter of 2024, we changed the name of the formerly named Outdoor Products reportable segment to Revelyst and our formerly named Sporting Products reportable segment to The Kinetic Group. During the fourth fiscal quarter of 2024, we reorganized the former Revelyst reportable segment into three reportable segments, Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology based on brand portfolios. Our segment reporting is based upon the "management approach," i.e., how we organize operating segments for which separate financial information is (1) available and (2) evaluated regularly by the Chief Operating Decision Maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Our Chief Operating Decision Makers (CODMs) are our two Co-Chief Executive Officers.
•The Kinetic Group consists of our ammunition brands. The primary products of this segment include ammunition used for training, hunting, target shooting and personal protection.
•Revelyst Outdoor Performance primarily consists of our outdoor cooking, fishing, outdoor accessories and technical gear and apparel brands. The primary products of this segment include waders, sportswear, outerwear, footwear and fishing tools and accessories, performance optics, outdoor accessories and outdoor cooking equipment.
•Revelyst Adventure Sports primarily consists of our protective gear and apparel, footwear, hydration and e-mobility brands. The primary products of this segment include motocross, mountain biking, cycling, and snow sports protection and accessories, as well as bike hydration packs and water bottles, and e-bikes.
•Revelyst Precision Sports Technology primarily consists of our golf technology brands. The primary products of this segment include high-performance golf GPS devices, laser rangefinders and launch monitors.
Our CODMs rely on internal management reporting that analyzes our segment operating income. Certain corporate-related costs and other non-recurring costs are not allocated to the segments in order to present comparable results from period to period and are not utilized by management in determining segment profitability. As segment assets are not reported to or used by the CODMs to measure business performance or allocate resources, total segment assets are not presented below.
No customer contributed more than 10% of sales during three months ended June 30, 2024 and June 25, 2023. Sales to no individual country outside the U.S. accounted for more than 5% of our sales for the three months ended June 30, 2024 and June 25, 2023. Our sales to foreign customers were $105,607 and $120,831 for the three months ended June 30, 2024 and June 25, 2023, respectively. During the three months ended June 30, 2024, approximately 31%, 10%, 48%, and 11% of these sales were in The Kinetic Group, Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology, respectively.
The following table contains information used to evaluate our operating segments for the periods presented below:

	Three months ended June 30, 2024
	The Kinetic Group	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$370,437	$89,509	$127,262	$56,973	$644,181	$—	$644,181
Gross profit	129,767	21,733	34,914	24,743	211,157	—	211,157

Operating income	$104,396	$(2,876)	$(6,200)	$7,527	$102,847	$(21,819)	$81,028
Other expense, net							(77)
Interest expense, net							(9,421)
Income before income taxes							$71,530

Depreciation and amortization	$6,727	$5,339	$8,615	$2,677	$23,358	$334	$23,692

	Three months ended June 25, 2023
	The Kinetic Group	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$376,593	$106,549	$144,359	$65,832	$693,333	$—	$693,333
Gross profit	131,903	25,826	42,684	26,344	226,757	—	226,757

Operating income	$108,464	$(1,487)	$(1,827)	$9,838	$114,988	$(22,802)	$92,186
Other (expense) income, net							(541)
Interest expense, net							(16,218)
Income before income taxes							$75,427

Depreciation and amortization	$6,399	$5,854	$9,136	$2,588	$23,977	$950	$24,927
(a) includes corporate general and administrative expenses of $35,074 and $18,358 for the three months ended June 30, 2024 and June 25, 2023, respectively, plus other non-recurring costs that are not allocated to the segments in order to present comparable results as presented to the CODMs. Reconciling items during the three months ended June 30, 2024 included the gain on divestiture of the RCBS business of $(19,659), fixed asset impairment of $6,336 and post-acquisition compensation expense of $68 allocated from the segments. Reconciling items during the three months ended June 25, 2023 included post-acquisition compensation expense of $4,332 and contingent consideration fair value adjustment of $112.
(b) During the fourth quarter of fiscal year 2024, we modified our reportable segments. Accordingly, prior comparative periods have been restated to conform to the change.
Sales, net exclude all intercompany sales between our reportable segments, which were not material for any of the periods presented.
Operating Segment Information
We are currently organized into four operating and reportable segments. During the third fiscal quarter of 2024, we changed the name of the formerly named Outdoor Products reportable segment to Revelyst and our formerly named Sporting Products reportable segment to The Kinetic Group. During the fourth fiscal quarter of 2024, we reorganized the former Revelyst reportable segment into three reportable segments, Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology based on brand portfolios. Our segment reporting is based upon the "management approach," i.e., how we organize operating segments for which separate financial information is (1) available and (2) evaluated regularly by the Chief Operating Decision Maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Our Chief Operating Decision Makers (CODMs) are our two Co-Chief Executive Officers.
•The Kinetic Group consists of our ammunition brands. The primary products of this segment include ammunition used for training, hunting, target shooting and personal protection.
•Revelyst Outdoor Performance primarily consists of our outdoor cooking, fishing, outdoor accessories and technical gear and apparel brands. The primary products of this segment include waders, sportswear, outerwear, footwear and fishing tools and accessories, performance optics, outdoor accessories and outdoor cooking equipment.
•Revelyst Adventure Sports primarily consists of our protective gear and apparel, footwear, hydration and e-mobility brands. The primary products of this segment include motocross, mountain biking, cycling, and snow sports protection and accessories, as well as bike hydration packs and water bottles, and e-bikes.
•Revelyst Precision Sports Technology primarily consists of our golf technology brands. The primary products of this segment include high-performance golf GPS devices, laser rangefinders and launch monitors.
Our CODMs rely on internal management reporting that analyzes our segment operating income. Certain corporate-related costs and other non-recurring costs are not allocated to the segments in order to present comparable results from period to period and are not utilized by management in determining segment profitability. As segment assets are not reported to or used by the CODMs to measure business performance or allocate resources, total segment assets are not presented below.
No customer contributed more than 10% of sales during fiscal years 2024, 2023, and 2022.
Our sales to foreign customers were $476,686, $530,197, and $435,175 in fiscal years 2024, 2023, and 2022, respectively. During fiscal year 2024, approximately 30%, 10%, 50%, 10% of these sales were in The Kinetic Group, Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology, respectively. Sales to no individual country outside the U.S. accounted for more than 5% of our sales in fiscal years 2024, 2023, and 2022.
The following table contains information used to evaluate our operating segments for the periods presented below:

	Fiscal year ended March 31, 2024
	The Kinetic Group	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$1,452,627	$450,064	$607,518	$235,854	$2,746,063	$—	$2,746,063
Gross profit	485,763	107,511	161,674	104,037	858,985	—	858,985

Operating income	$389,960	$(2,590)	$(7,864)	$39,061	$418,567	$(368,114)	$50,453
Other (expense) income, net							(1,988)
Interest expense, net							(62,949)
Income (loss) before income taxes							$(14,484)

Capital expenditures	$12,192	$3,024	$8,831	$1,267	$25,314	$1,998	$27,312
Depreciation and amortization	25,813	22,844	36,513	10,320	95,490	3,801	99,291

	Fiscal year ended March 31, 2023
	The Kinetic Group	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$1,757,932	$460,800	$625,250	$235,825	$3,079,807	$—	$3,079,807
Gross profit	653,516	105,446	168,878	112,590	1,040,430	(9,533)	1,030,897

Operating income	$552,232	$(825)	$7,305	$55,943	$614,655	$(506,800)	$107,855
Other (expense) income, net							2,124
Interest expense, net							(59,317)
Income (loss) before income taxes							$50,662

Capital expenditures	$25,886	$4,054	$8,491	$662	$39,093	$2,407	$41,500
Depreciation and amortization	25,087	22,299	30,371	10,159	87,916	4,173	92,089

	Fiscal year ended March 31, 2022
	The Kinetic Group	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$1,737,891	$564,144	$556,521	$186,065	$3,044,621	$—	$3,044,621
Gross profit	712,160	154,565	156,315	88,567	1,111,607	(2,375)	1,109,232

Operating income	$600,415	$58,531	$54,527	$51,436	$764,909	$(118,687)	$646,222
Other (expense) income, net							—
Interest expense, net							(25,264)
Income (loss) before income taxes							$620,958

Capital expenditures	$25,637	$5,699	$7,039	$152	$38,527	$3,907	$42,434
Depreciation and amortization	25,602	17,705	18,802	5,520	67,629	4,711	72,340
(a)includes corporate general and administrative expenses of $140,861, $126,185, and $107,325 for the fiscal years 2024, 2023, and 2022, respectively, plus other non-recurring costs that are not allocated to the segments in order to present comparable results as presented to the CODMs. Reconciling items in fiscal year 2024 included goodwill and intangibles impairment of $220,070, post-acquisition compensation expense of $1,328 allocated from the businesses acquired, and change in the estimated fair value of the contingent consideration payable of $5,855. Reconciling items in fiscal year 2023 included goodwill and intangibles impairment of $374,355, inventory fair value step-up expenses related to the Fox Racing and Simms Fishing acquisitions of $8,079, restructuring expense of $11,620, transition expense of $2,941, post-acquisition compensation expense of $11,130 allocated from the businesses acquired, and non-cash income for the change in the estimated fair value of the contingent consideration payable of $(27,510) related to acquisitions. Reconciling items in fiscal year 2022 included fair value step-up in inventory of $2,375, and post-acquisition compensation expense of $8,987 allocated from businesses acquired.
(b)During the fourth quarter of fiscal year 2024, we modified our reportable segments. Accordingly, prior comparative periods have been restated to conform to the change.
Sales, net exclude all intercompany sales between our reportable segments, which were not material for any of the fiscal years presented.